Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Significant accounting policies
Basis of presentation

Basis of presentation

The Consolidated Financial Statements are prepared in accordance with United States of America (United States or U.S.) generally accepted accounting principles (U.S. GAAP) and are presented in United States dollars ($ or USD) unless otherwise stated. Due to rounding, numbers presented may not add to the totals provided. The par value of capital stock is denominated in Swiss francs. See Note 3 for a summary of changes in presentation and other reclassifications affecting these financial statements compared to the previous year.

Scope of consolidation

Scope of consolidation

The Consolidated Financial Statements include the accounts of ABB Ltd and companies which are directly or indirectly controlled by ABB Ltd. Additionally, the Company consolidates variable interest entities if it has determined that it is the primary beneficiary. Intercompany accounts and transactions are eliminated. Investments in joint ventures and affiliated companies in which the Company has the ability to exercise significant influence over operating and financial policies (generally through direct or indirect ownership of 20 percent to 50 percent of the voting rights), are recorded in the Consolidated Financial Statements using the equity method of accounting.

Discontinued operations

Discontinued operations

The Company reports a disposal, or planned disposal, of a component or a group of components as a discontinued operation if the disposal represents a strategic shift that has or will have a major effect on the Company’s operations and financial results. A strategic shift could include a disposal of a major geographical area, a major line of business or other major parts of the Company. A component may be a reportable segment or an operating segment, a reporting unit, a subsidiary, or an asset group.

The assets and liabilities of a component reported as a discontinued operation are presented separately as held for sale in the Company’s Consolidated Balance Sheets.

Interest expense that is not directly attributable to or related to the Company’s continuing business or discontinued business is allocated to discontinued operations based on the ratio of net assets to be sold less debt that is required to be paid as a result of the planned disposal transaction to the sum of total net assets of the Company plus consolidated debt. General corporate overhead is not allocated to discontinued operations (see Note 3).

Operating cycle

Operating cycle

A portion of the Company’s activities (primarily long‑term system integration activities) has an operating cycle that exceeds one year. For classification of current assets and liabilities related to such activities, the Company elected to use the duration of the individual contracts as its operating cycle. Accordingly, there are accounts receivable, inventories and provisions related to these contracts which will not be realized within one year that have been classified as current.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make assumptions and estimates that directly affect the amounts reported in the Consolidated Financial Statements and the accompanying Notes. These accounting assumptions and estimates include:

• estimates and assumptions used in determining the fair values of assets and liabilities assumed in business combinations,

• assumptions used in the determination of corporate costs directly attributable to discontinued operations,

• estimates of loss contingencies associated with litigation or threatened litigation and other claims and inquiries, environmental damages, product warranties, self‑insurance reserves, regulatory and other proceedings,

• estimates used to record expected costs for employee severance in connection with restructuring programs,

• assumptions used in the calculation of pension and postretirement benefits and the fair value of pension plan assets,

• estimates to determine valuation allowances for deferred tax assets and amounts recorded for uncertain tax positions,

• growth rates, discount rates and other assumptions used to determine impairment of long‑lived assets and in testing goodwill for impairment,

• assumptions used in determining inventory obsolescence and net realizable value,

• assessment of the allowance for doubtful accounts, and

• assumptions and projections, principally related to future material, labor and project‑related overhead costs, used in determining the percentage‑of‑completion on projects, as well as the amount of variable consideration the Company expects to be entitled to.

The actual results and outcomes may differ from the Company’s estimates and assumptions.

Cash and equivalents

Cash and equivalents

Cash and equivalents include highly liquid investments with maturities of three months or less at the date of acquisition.

Currency and other local regulatory limitations related to the transfer of funds exist in a number of countries where the Company operates. Funds, other than regular dividends, fees or loan repayments, cannot be readily transferred abroad from these countries and are therefore deposited and used for working capital needs locally. These funds are included in cash and equivalents as they are not considered restricted.

Marketable securities and short-term investments

Marketable securities and short‑term investments

Management determines the appropriate classification of held‑to‑maturity and available‑for‑sale debt securities at the time of purchase. Debt securities are classified as held‑to‑maturity when the Company has the positive intent and ability to hold the securities to maturity. Held‑to‑maturity debt securities are carried at amortized cost, adjusted for accretion of discounts or amortization of premiums to maturity computed under the effective interest method. Such accretion or amortization is included in “Interest and dividend income”. Marketable debt securities not classified as held‑to‑maturity are classified as available‑for‑sale and reported at fair value.

Unrealized gains and losses on available‑for‑sale debt securities are excluded from the determination of earnings and are instead recognized in the “Accumulated other comprehensive loss” component of stockholders’ equity, net of tax, until realized. Realized gains and losses on available‑for‑sale debt securities are computed based upon the historical cost of these securities, using the specific identification method.

Marketable debt securities are classified as either “Cash and equivalents” or “Marketable securities and short‑term investments” according to their maturity at the time of acquisition.

Marketable equity securities are generally classified as “Marketable securities and short‑term investments”, however, any marketable securities held as a long‑term investment rather than as an investment of excess liquidity are classified as “Other non‑current assets”. Equity securities are measured at fair value with fair value changes reported in net income. Fair value changes for equity securities are reported in “Interest and other finance expense”.

The Company performs a periodic review of its debt securities to determine whether an other‑than‑temporary impairment has occurred. Generally, when an individual security has been in an unrealized loss position for an extended period of time, the Company evaluates whether an impairment has occurred. The evaluation is based on specific facts and circumstances at the time of assessment, which include general market conditions, and the duration and extent to which the fair value is below cost.

If the fair value of a debt security is less than its amortized cost, then an other‑than‑temporary impairment for the difference is recognized if (i) the Company has the intent to sell the security, (ii) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost base, or (iii) a credit loss exists insofar as the Company does not expect to recover the entire recognized amortized cost of the security. Such impairment charges are generally recognized in “Interest and other finance expense”. If the impairment is due to factors other than credit losses, and the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security before recovery of the security’s amortized cost, such impairment charges are recorded in “Accumulated other comprehensive loss”.

In addition, equity securities without readily determinable fair value are written down to fair value if a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than carrying amount. The impairment charge is recorded in “Interest and other finance expense”.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount. The Company has a group‑wide policy on the management of credit risk. The policy includes a credit assessment methodology to assess the creditworthiness of customers and assign to those customers a risk category. Third‑party agencies’ ratings are considered, if available. For customers where agency ratings are not available, the customer’s most recent financial statements, payment history and other relevant information are considered in the assignment to a risk category. Customers are assessed at least annually or more frequently when information on significant changes in the customer’s financial position becomes known. In addition to the assignment to a risk category, a credit limit per customer is set.

The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write‑off experience and customer-specific data. If an amount has not been settled within its contractual payment term then it is considered past due. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the related allowance when the Company believes that the amount will not be recovered.

The Company, in its normal course of business, transfers receivables to third parties, generally without recourse. The transfer is accounted for as a sale when the Company has surrendered control over the receivables. Control is deemed to have been surrendered when (i) the transferred receivables have been put presumptively beyond the reach of the Company and its creditors, even in bankruptcy or other receivership, (ii) the third‑party transferees have the right to pledge or exchange the transferred receivables, and (iii) the Company has relinquished effective control over the transferred receivables and does not retain the ability or obligation to repurchase or redeem the transferred receivables. At the time of sale, the sold receivables are removed from the Consolidated Balance Sheets and the related cash inflows are classified as operating activities in the Consolidated Statements of Cash Flows. Costs associated with the sale of receivables, including the related gains and losses from the sales, are included in “Interest and other finance expense”. Transfers of receivables that do not meet the requirements for treatment as sales are accounted for as secured borrowings and the related cash flows are classified as financing activities in the Consolidated Statements of Cash Flows.

Concentrations of credit risk

Concentrations of credit risk

The Company sells a broad range of products, systems, services and software to a wide range of industrial, commercial and utility customers as well as various government agencies and quasi‑governmental agencies throughout the world. Concentrations of credit risk with respect to accounts receivable are limited, as the Company’s customer base is comprised of a large number of individual customers. Ongoing credit evaluations of customers’ financial positions are performed to determine whether the use of credit support instruments such as guarantees, letters of credit or credit insurance are necessary; collateral is not generally required. The Company maintains reserves for potential credit losses as discussed above in “Accounts receivable and allowance for doubtful accounts”. Such losses, in the aggregate, are in line with the Company’s expectations.

It is the Company’s policy to invest cash in deposits with banks throughout the world with certain minimum credit ratings and in high quality, low risk, liquid investments. The Company actively manages its credit risk by routinely reviewing the creditworthiness of the banks and the investments held. The Company has not incurred significant credit losses related to such investments.

The Company’s exposure to credit risk on derivative financial instruments is the risk that the counterparty will fail to meet its obligations. To reduce this risk, the Company has credit policies that require the establishment and periodic review of credit limits for individual counterparties. In addition, the Company has entered into close‑out netting agreements with most derivative counterparties. Close‑out netting agreements provide for the termination, valuation and net settlement of some or all outstanding transactions between two counterparties on the occurrence of one or more pre‑defined trigger events. In the Consolidated Financial Statements derivative instruments are presented on a gross basis.

Revenue recognition

Revenue recognition

A customer contract exists if collectability under the contract is considered probable, the contract has commercial substance, contains payment terms, as well as the rights and commitments of both parties, and has been approved.

The Company offers arrangements with multiple performance obligations to meet its customers’ needs. These arrangements may involve the delivery of multiple products and/or performance of services (such as installation and training) and the delivery and/or performance may occur at different points in time or over different periods of time. Goods and services under such arrangements are evaluated to determine whether they form distinct performance obligations and should be accounted for as separate revenue transactions. The Company allocates the sales price to each distinct performance obligation based on the price of each item sold in separate transactions at the inception of the arrangement.

The Company generally recognizes revenues for the sale of non‑customized products including switchgear, circuit breakers, modular substation packages, control products, motors, generators, drives, robots, turbochargers, measurement and analytical instrumentation, and other goods which are manufactured on a standardized basis at a point in time. Revenues are recognized at the point in time that the customer obtains control of the good which is when it has taken title to the products and assumed the risks and rewards of ownership of the products specified in the purchase order or sales agreement. Generally, the transfer of title and risks and rewards of ownership are governed by the contractually defined shipping terms. The Company uses various International Commercial shipping terms (as promulgated by the International Chamber of Commerce) in its sales of products to third party customers, such as Ex Works (EXW), Free Carrier (FCA) and Delivered Duty Paid (DDP).

Billing terms for these point in time contracts vary but generally coincide with delivery to the customer. Payment is generally due upon receipt of the invoice, payable within 90 days or less.

The Company generally recognizes revenues for the sale of customized products, including integrated automation and electrification systems and solutions, on an over time basis using the percentage‑of‑completion method of accounting. These systems are generally accounted for as a single performance obligation as the Company is required to integrate equipment and services into one deliverable for the customer. Revenues are recognized as the systems are customized during the manufacturing or integration process and as control is transferred to the customer as evidenced by the Company’s right to payment for work performed or by the customer’s ownership of the work in process. The Company principally uses the cost‑to‑cost method to measure progress towards completion on contracts. Under this method, progress of contracts is measured by actual costs incurred in relation to the Company’s best estimate of total costs based on the Company’s history of manufacturing or constructing similar assets for customers. Estimated costs are reviewed and updated routinely for contracts in progress to reflect changes in quantity or pricing of the inputs. The cumulative effect of any change in estimate is recorded in the period when the change in estimate is determined. Contract costs include all direct materials, labor and subcontract costs and indirect costs related to contract performance, such as indirect labor, supplies, tools and depreciation costs.

The nature of the Company’s contracts for the sale of customized products gives rise to several types of variable consideration, including claims, unpriced change orders, liquidated damages and penalties. These amounts are estimated based upon the most likely amount of consideration to which the customer or the Company will be entitled. The estimated amounts are included in the sales price to the extent it is probable that a significant reversal of cumulative revenues recognized will not occur when the uncertainty associated with the variable consideration is resolved. All estimates of variable consideration are reassessed periodically. Back charges to suppliers or subcontractors are recognized as a reduction of cost when it is determined that recovery of such cost is probable and the amounts can be reliably estimated.

Billing terms for these over‑time contracts vary but are generally based on achieving specified milestones. The differences between the timing of revenues recognized and customer billings result in changes to contract assets and contract liabilities. Payment is generally due upon receipt of the invoice, payable within 90 days or less. Contractual retention amounts billed to customers are generally due upon expiration of the contractual warranty period.

Service revenues reflect revenues earned from the Company’s activities in providing services to customers primarily subsequent to the sale and delivery of a product or complete system. Such revenues consist of maintenance type contracts, repair services, equipment upgrades, field service activities that include personnel and accompanying spare parts, training, and installation and commissioning of products as a stand-alone service or as part of a service contract. The Company generally recognizes revenues from service transactions as services are performed or at the point in time that the customer obtains control of the spare parts. For long-term service contracts including monitoring and maintenance services, revenues are recognized on a straight line basis over the term of the contract consistent with the nature, timing and extent of the services or, if the performance pattern is other than straight line, as the services are provided based on costs incurred relative to total expected costs.

In limited circumstances the Company sells extended warranties that extend the warranty coverage beyond the standard coverage offered on specific products. Revenues for these warranties are recorded over the length of the warranty period based on their stand‑alone selling price.

Billing terms for service contracts vary but are generally based on the occurrence of a service event. Payment is generally due upon receipt of the invoice, payable within 90 days or less.

Revenues are reported net of customer rebates, early settlement discounts, and similar incentives. Rebates are estimated based on sales terms, historical experience and trend analysis. The most common incentives relate to amounts paid or credited to customers for achieving defined volume levels.

Taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions between the Company and its customers, such as sales, use, value added and some excise taxes, are excluded from revenues.

The Company does not adjust the contract price for the effects of a financing component if the Company expects, at contract inception, that the time between control transfer and cash receipt is less than 12 months.

Sales commissions are expensed immediately when the amortization period for the costs to obtain the contract is less than a year.

Contract loss provisions	Contract loss provisions Losses on contracts are recognized in the period when they are identified and are based upon the anticipated excess of contract costs over the related contract revenues.
Shipping and handling costs	Shipping and handling costs Shipping and handling costs are recorded as a component of cost of sales.
Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the first‑in, first‑out method, the weighted‑average cost method, or the specific identification method. Inventoried costs are stated at acquisition cost or actual production cost, including direct material and labor and applicable manufacturing overheads. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for decreases in sales prices, obsolescence or similar reductions in value.

Impairment of long-lived assets

Impairment of long‑lived assets

Long‑lived assets that are held and used are assessed for impairment when events or circumstances indicate that the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the asset’s net undiscounted cash flows expected to be generated over its remaining useful life including net proceeds expected from disposition of the asset, if any, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value is determined using a market, income and/or cost approach.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment is stated at cost, less accumulated depreciation and is depreciated using the straight‑line method. The estimated useful lives of the assets are generally as follows:

• factories and office buildings: 30 to 40 years,

• other facilities: 15 years,

• machinery and equipment: 3 to 15 years,

• furniture and office equipment: 3 to 8 years, and

• leasehold improvements are depreciated over their estimated useful life or, for operating leases, over the lease term, if shorter.

Goodwill and other intangible assets

Goodwill and other intangible assets

Goodwill is reviewed for impairment annually as of October 1, or more frequently if events or circumstances indicate that the carrying value may not be recoverable.

Goodwill is evaluated for impairment at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment. For the annual impairment review performed in 2019, the reporting units were the same as the operating segments for Electrification, Motion and Robotics & Discrete Automation, while for the Industrial Automation operating segment the reporting units were determined to be one level below the operating segment.

When evaluating goodwill for impairment, the Company uses either a qualitative or quantitative assessment method for each reporting unit. The qualitative assessment involves determining, based on an evaluation of qualitative factors, if it is more likely than not that the fair value of a reporting unit is less than its carrying value. If, based on this qualitative assessment, it is determined to be more likely than not that the reporting unit’s fair value is less than its carrying value, a quantitative impairment test (described below) is performed, otherwise no further analysis is required. If the Company elects not to perform the qualitative assessment for a reporting unit, then a quantitative impairment test is performed.

The quantitative impairment test calculates the fair value of a reporting unit using an income approach based on the present value of future cash flows, applying a discount rate that represents the Company’s weighted-average cost of capital, and compares it to the reporting unit’s carrying value. If the carrying value of the net assets of a reporting unit exceeds the fair value of the reporting unit then the Company records an impairment charge equal to the difference, provided that the loss recognized does not exceed the total amount of goodwill allocated to that reporting unit.

The cost of acquired intangible assets with a finite life is amortized using a method of amortization that reflects the pattern of intangible assets’ expected contributions to future cash flows. If that pattern cannot be reliably determined, the straight‑line method is used. The amortization periods range from 3 to 5 years for software and from 5 to 20 years for customer‑, technology‑ and marketing‑related intangibles. Intangible assets with a finite life are tested for impairment upon the occurrence of certain triggering events.

Capitalized software costs

Capitalized software costs

When developing software for internal use, costs incurred in the application development stage until the software is substantially complete are capitalized and are amortized on a straight‑line basis over the estimated useful life of the software, typically ranging from 3 to 5 years.

Derivative financial instruments and hedging activities

Derivative financial instruments and hedging activities

The Company uses derivative financial instruments to manage currency, commodity, interest rate and equity exposures, arising from its global operating, financing and investing activities (see Note 6).

The Company recognizes all derivatives, other than certain derivatives indexed to the Company’s own stock, at fair value in the Consolidated Balance Sheets. Derivatives that are not designated as hedging instruments are reported at fair value with derivative gains and losses reported through earnings and classified consistent with the nature of the underlying transaction.

If the derivatives are designated as a hedge, depending on the nature of the hedge, changes in the fair value of the derivatives will either be offset against the change in fair value of the hedged item attributable to the risk being hedged through earnings (in the case of a fair value hedge) or recognized in “Accumulated other comprehensive loss” until the hedged item is recognized in earnings (in the case of a cash flow hedge). The ineffective portion of a derivative’s change in fair value is immediately recognized in earnings consistent with the classification of the hedged item. Where derivative financial instruments have been designated as cash flow hedges of forecasted transactions and such forecasted transactions are no longer probable of occurring, hedge accounting is discontinued and any derivative gain or loss previously included in “Accumulated other comprehensive loss” is reclassified into earnings consistent with the nature of the original forecasted transaction. Gains or losses from derivatives designated as hedging instruments in a fair value hedge are reported through earnings and classified consistent with the nature of the underlying hedged transaction.

Certain commercial contracts may grant rights to the Company or the counterparties, or contain other provisions that are considered to be derivatives. Such embedded derivatives are assessed at inception of the contract and depending on their characteristics, accounted for as separate derivative instruments and shown at their fair value in the Consolidated Balance Sheets with changes in their fair value reported in earnings consistent with the nature of the commercial contract to which they relate.

Derivatives are classified in the Consolidated Statements of Cash Flows in the same section as the underlying item. Cash flows from the settlement of undesignated derivatives used to manage the risks of different underlying items on a net basis are classified within “Net cash provided by operating activities”, as the underlying items are primarily operational in nature. Other cash flows on the settlement of derivatives are recorded within “Net cash used in investing activities”.

Leases

Leases

The Company leases primarily real estate, vehicles and machinery.

In January 2019, the Company adopted a new lease accounting standard. Prior to the adoption of the new accounting standard, lease transactions where substantially all risks and rewards incident to ownership were transferred from the lessor to the lessee were accounted for as capital leases. All other leases were accounted for as operating leases. The periodic rent expense for operating leases was recorded on a straight‑line basis over the life of the lease term. Amounts due under capital leases were recorded as a liability. The value of the assets under capital leases were recorded as property, plant and equipment. Depreciation and amortization of assets recorded under capital leases was included in depreciation and amortization expense.

Under the new lease accounting standard, the Company evaluates if a contract contains a lease at inception of the contract. A contract is or contains a lease if it conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. To determine this, the Company assesses whether, throughout the period of use, it has both the right to obtain substantially all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset. Leases are classified as either finance or operating, with the classification determining the pattern of expense recognition in the Consolidated Income Statements. Lease expense for operating leases continues to be recorded on a straight-line basis over the lease term. Lease expense for finance leases is separated between amortization of right-of-use assets and lease interest expense.

In many cases, the Company’s leases include one or more options to renew, with renewal terms that can extend up to 5 years. The exercise of lease renewal options is at the Company’s discretion. Renewal periods are included in the expected lease term if they are reasonably certain of being exercised by the Company. Certain leases also include options to purchase the leased property. None of the Company’s lease agreements contain material residual value guarantees or material restrictions or covenants.

Long-term leases (leases with terms greater than 12 months) are recorded in the Consolidated Balance Sheets at the commencement date of the lease based on the present value of the minimum lease payments. The present value of the lease payments is determined by using the interest rate implicit in the lease if available. As most of the Company’s leases do not provide an implicit rate, the Company’s incremental borrowing rate is used for most leases and is determined for portfolios of leases based on the remaining lease term, currency of the lease, and the internal credit rating of the subsidiary which entered into the lease.

Short-term leases (leases with an initial lease term of 12 months or less and where it is reasonably certain that the property will not be leased for a term greater than 12 months) are not recorded in the Consolidated Balance Sheets and are expensed on a straight-line basis over the lease term. The majority of short-term leases relate to real estate and machinery.

Assets under operating lease are included in “Operating lease right-of-use assets”. Operating lease liabilities are reported both as current and non-current operating lease liabilities. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease.

Assets under finance lease are included in “Property, plant and equipment, net” while finance lease liabilities are included in “Long-term debt” (including “Current maturities of long-term debt” as applicable).

Lease and non-lease components for leases other than real estate are not accounted for separately.

Translation of foreign currencies and foreign exchange transactions

Translation of foreign currencies and foreign exchange transactions

The functional currency for most of the Company’s subsidiaries is the applicable local currency. The translation from the applicable functional currencies into the Company’s reporting currency is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for income statement accounts using average exchange rates prevailing during the year. The resulting translation adjustments are excluded from the determination of earnings and are recognized in “Accumulated other comprehensive loss” until the subsidiary is sold, substantially liquidated or evaluated for impairment in anticipation of disposal.

Foreign currency exchange gains and losses, such as those resulting from foreign currency denominated receivables or payables, are included in the determination of earnings, except as they relate to intercompany loans that are equity‑like in nature with no reasonable expectation of repayment, which are recognized in “Accumulated other comprehensive loss”. Exchange gains and losses recognized in earnings are included in “Total revenues”, “Total cost of sales”, “Selling, general and administrative expenses” or “Interest and other finance expense” consistent with the nature of the underlying item.

Income taxes

Income taxes

The Company uses the asset and liability method to account for deferred taxes. Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company records a deferred tax asset when it determines that it is more likely than not that the deduction will be sustained based upon the deduction’s technical merit. Deferred tax assets and liabilities that can be offset against each other are reported on a net basis. A valuation allowance is recorded to reduce deferred tax assets to the amount that is more likely than not to be realized.

Deferred taxes are provided on unredeemed retained earnings of the Company’s subsidiaries. However, deferred taxes are not provided on such unredeemed retained earnings to the extent it is expected that the earnings are permanently reinvested. Such earnings may become taxable upon the sale or liquidation of these subsidiaries or upon the remittance of dividends.

The Company operates in numerous tax jurisdictions and, as a result, is regularly subject to audit by tax authorities. The Company provides for tax contingencies whenever it is deemed more likely than not that a tax asset has been impaired or a tax liability has been incurred. Contingency provisions are recorded based on the technical merits of the Company’s filing position, considering the applicable tax laws and Organisation for Economic Co‑operation and Development (OECD) guidelines and are based on its evaluations of the facts and circumstances as of the end of each reporting period.

The Company applies a two‑step approach to recognize and measure uncertainty in income taxes. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50 percent likely of being realized upon ultimate settlement. Uncertain tax positions that could be settled against existing loss carryforwards or income tax credits are reported net.

Expenses related to tax penalties are classified in the Consolidated Income Statements as “Provision for taxes” while interest thereon is classified as “Interest and other finance expense”. Current income tax relating to certain items is recognized directly in “Accumulated other comprehensive loss” and not in earnings. In general, the Company applies the individual items approach when releasing income tax effects from “Accumulated other comprehensive loss”.

Research and development	Research and development Research and development costs not related to specific customer orders are generally expensed as incurred.
Earnings per share

Earnings per share

Basic earnings per share is calculated by dividing income by the weighted‑average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted‑average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise outstanding written call options, outstanding options and shares granted subject to certain conditions under the Company’s share‑based payment arrangements. See further discussion related to earnings per share in Note 20 and of potentially dilutive securities in Note 18.

Share-based payment arrangements

Share‑based payment arrangements

The Company has various share‑based payment arrangements for its employees, which are described more fully in Note 18. Such arrangements are accounted for under the fair value method. For awards that are equity‑settled, total compensation is measured at grant date, based on the fair value of the award at that date, and recorded in earnings over the period the employees are required to render service. For awards that are cash‑settled, compensation is initially measured at grant date and subsequently remeasured at each reporting period, based on the fair value and vesting percentage of the award at each of those dates, with changes in the liability recorded in earnings.

Fair value measures

Fair value measures

The Company uses fair value measurement principles to record certain financial assets and liabilities on a recurring basis and, when necessary, to record certain non‑financial assets at fair value on a non‑recurring basis, as well as to determine fair value disclosures for certain financial instruments carried at amortized cost in the financial statements. Financial assets and liabilities recorded at fair value on a recurring basis include foreign currency, commodity and interest rate derivatives, as well as cash‑settled call options and available‑for‑sale debt and equity securities. Non‑financial assets recorded at fair value on a non‑recurring basis include long‑lived assets that are reduced to their estimated fair value due to impairments.

Fair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation techniques including the market approach (using observable market data for identical or similar assets and liabilities), the income approach (discounted cash flow models) and the cost approach (using costs a market participant would incur to develop a comparable asset). Inputs used to determine the fair value of assets and liabilities are defined by a three‑level hierarchy, depending on the nature of those inputs. The Company has categorized its financial assets and liabilities and non‑financial assets measured at fair value within this hierarchy based on whether the inputs to the valuation technique are observable or unobservable. An observable input is based on market data obtained from independent sources, while an unobservable input reflects the Company’s assumptions about market data.

The levels of the fair value hierarchy are as follows:

Level 1:Valuation inputs consist of quoted prices in an active market for identical assets or liabilities (observable quoted prices). Assets and liabilities valued using Level 1 inputs include exchange‑traded equity securities, listed derivatives which are actively traded such as commodity futures, interest rate futures and certain actively traded debt securities.

Level 2:Valuation inputs consist of observable inputs (other than Level 1 inputs) such as actively quoted prices for similar assets, quoted prices in inactive markets and inputs other than quoted prices such as interest rate yield curves, credit spreads, or inputs derived from other observable data by interpolation, correlation, regression or other means. The adjustments applied to quoted prices or the inputs used in valuation models may be both observable and unobservable. In these cases, the fair value measurement is classified as Level 2 unless the unobservable portion of the adjustment or the unobservable input to the valuation model is significant, in which case the fair value measurement would be classified as Level 3. Assets and liabilities valued or disclosed using Level 2 inputs include investments in certain funds, reverse repurchase agreements, certain debt securities that are not actively traded, interest rate swaps, commodity swaps, cash‑settled call options, forward foreign exchange contracts, foreign exchange swaps and forward rate agreements, time deposits, as well as financing receivables and debt.

Level 3:Valuation inputs are based on the Company’s assumptions of relevant market data (unobservable input).

Investments in private equity, real estate and collective funds held within the Company’s pension plans are generally valued using the net asset value (NAV) per share as a practical expedient for fair value provided certain criteria are met. The NAVs are determined based on the fair values of the underlying investments in the funds. These assets are not classified in the fair value hierarchy but are separately disclosed.

Whenever quoted prices involve bid‑ask spreads, the Company ordinarily determines fair values based on mid‑market quotes. However, for the purpose of determining the fair value of cash‑settled call options serving as hedges of the Company’s management incentive plan (MIP), bid prices are used.

When determining fair values based on quoted prices in an active market, the Company considers if the level of transaction activity for the financial instrument has significantly decreased, or would not be considered orderly. In such cases, the resulting changes in valuation techniques would be disclosed. If the market is considered disorderly or if quoted prices are not available, the Company is required to use another valuation technique, such as an income approach.

Disclosures about the Company’s fair value measurements of assets and liabilities are included in Note 7.

Contingencies

Contingencies

The Company is subject to proceedings, litigation or threatened litigation and other claims and inquiries, related to environmental, labor, product, regulatory, tax (other than income tax) and other matters, and is required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses. A determination of the provision required, if any, for these contingencies is made after analysis of each individual issue, often with assistance from both internal and external legal counsel and technical experts. The required amount of a provision for a contingency of any type may change in the future due to new developments in the particular matter, including changes in the approach to its resolution.

The Company records a provision for its contingent obligations when it is probable that a loss will be incurred and the amount can be reasonably estimated. Any such provision is generally recognized on an undiscounted basis using the Company’s best estimate of the amount of loss incurred or at the lower end of an estimated range when a single best estimate is not determinable. In some cases, the Company may be able to recover a portion of the costs relating to these obligations from insurers or other third parties; however, the Company records such amounts only when it is probable that they will be collected.

The Company provides for anticipated costs for warranties when it recognizes revenues on the related products or contracts. Warranty costs include calculated costs arising from imperfections in design, material and workmanship in the Company’s products. The Company makes individual assessments on contracts with risks resulting from order‑specific conditions or guarantees and assessments on an overall, statistical basis for similar products sold in larger quantities.

The Company may have legal obligations to perform environmental clean‑up activities related to land and buildings as a result of the normal operations of its business. In some cases, the timing or the method of settlement, or both, are conditional upon a future event that may or may not be within the control of the Company, but the underlying obligation itself is unconditional and certain. The Company recognizes a provision for these obligations when it is probable that a liability for the clean‑up activity has been incurred and a reasonable estimate of its fair value can be made. In some cases, a portion of the costs expected to be incurred to settle these matters may be recoverable. An asset is recorded when it is probable that such amounts are recoverable. Provisions for environmental obligations are not discounted to their present value when the timing of payments cannot be reasonably estimated.

Pensions and other postretirement benefits

Pensions and other postretirement benefits

The Company has a number of defined benefit pension and other postretirement plans. The Company recognizes an asset for such a plan’s overfunded status or a liability for such a plan’s underfunded status in its Consolidated Balance Sheets. Additionally, the Company measures such a plan’s assets and obligations that determine its funded status as of the end of the year and recognizes the changes in the funded status in the year in which the changes occur. Those changes are reported in “Accumulated other comprehensive loss”.

The Company uses actuarial valuations to determine its pension and postretirement benefit costs and credits. The amounts calculated depend on a variety of key assumptions, including discount rates and expected return on plan assets. Current market conditions are considered in selecting these assumptions.

The Company’s various pension plan assets are assigned to their respective levels in the fair value hierarchy in accordance with the valuation principles described in the “Fair value measures” section above.

See Note 17 for further discussion of the Company’s employee benefit plans.

Business combinations

Business combinations

The Company accounts for assets acquired and liabilities assumed in business combinations using the acquisition method and records these at their respective fair values. Contingent consideration is recorded at fair value as an element of purchase price with subsequent adjustments recognized in income.

Identifiable intangibles consist of intellectual property such as trademarks and trade names, customer relationships, patented and unpatented technology, in‑process research and development, order backlog and capitalized software; these are amortized over their estimated useful lives. Such intangibles are subsequently subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See “Goodwill and other intangible assets” above. Acquisition‑related costs are recognized separately from the acquisition and expensed as incurred. Upon gaining control of an entity in which an equity method or cost basis investment was held by the Company, the carrying value of that investment is adjusted to fair value with the related gain or loss recorded in income.

Deferred tax assets and liabilities based on temporary differences between the financial reporting and the tax base of assets and liabilities as well as uncertain tax positions and valuation allowances on acquired deferred tax assets assumed in connection with a business combination are initially estimated as of the acquisition date based on facts and circumstances that existed at the acquisition date. These estimates are subject to change within the measurement period (a period of up to 12 months after the acquisition date during which the acquirer may adjust the provisional acquisition amounts) with any adjustments to the preliminary estimates being recorded to goodwill. Changes in deferred taxes, uncertain tax positions and valuation allowances on acquired deferred tax assets that occur after the measurement period are recognized in income.

New accounting pronouncements

New accounting pronouncements

Applicable for current period

Leases

In January 2019, the Company adopted a new accounting standard that requires lessees to recognize lease assets and corresponding lease liabilities on the balance sheet for all leases with terms of more than 12 months with several practical expedients. The new accounting standard continues to classify leases as either finance or operating, with the classification determining the pattern of expense recognition in the income statement. It also requires additional disclosures about the Company’s leasing activities. The Company has elected to not recognize lease assets and lease liabilities for leases with terms of less than 12 months and to not separate lease and non-lease components for leases other than real estate.

The Company has adopted the standard on a modified retrospective basis and has therefore recorded a cumulative-effect adjustment to the opening balance of retained earnings on January 1, 2019. It has elected to apply the package of practical expedients which permits the Company to not reassess under the new standard prior conclusions about lease identification, lease classification and initial direct costs. While the adoption of this standard only had an insignificant impact on the Company’s results of operations and cash flows, total assets and total liabilities increased by $1,344 million and $1,360 million, respectively, of which $148 million and $153 million, respectively, relate to assets and liabilities held for sale. Comparable information has not been restated to reflect the adoption of this new standard and continues to be measured and reported under the accounting standard in effect for those periods presented.

Derivatives and Hedging—Targeted improvements to accounting for hedging activities

In January 2019, the Company adopted an accounting standard update which expands and refines hedge accounting for both financial and non-financial risk components, aligns the recognition and presentation of the effects of hedging instruments and hedge items in the financial statements, and includes certain targeted improvements to ease the application of current guidance related to the assessment of hedge effectiveness. This update was applied on a modified retrospective basis for cash flow and net investment hedges and prospectively for the amended presentation and disclosure guidance but did not have a significant impact on the consolidated financial statements.

Reclassification of certain tax effects from accumulated other comprehensive income

In January 2019, the Company adopted an accounting standard update which allows a reclassification of the stranded tax effects in accumulated other comprehensive income resulting from the Tax Cuts and Jobs Act of 2017 to retained earnings. The updated guidance was applied in the period of adoption and resulted in a reclassification of $36 million from Accumulated other comprehensive loss to retained earnings.

Applicable for future periods

Measurement of credit losses on financial instruments

In June 2016, an accounting standard update was issued which replaces the existing incurred loss impairment methodology for most financial assets with a new “current expected credit loss” model. Additional related updates with targeted improvements and clarifications were issued subsequently. The new model will result in the immediate recognition of the estimated credit losses expected to occur over the remaining life of financial assets such as trade and other receivables, held-to-maturity debt securities, loans and other instruments. Measurement of expected credit losses will be based on historical experience, current conditions, and reasonable and supportable forecasts. The update also requires additional disclosures related to estimates and judgments used to measure credit losses. Credit losses relating to available-for-sale debt securities will be measured in a manner similar to current GAAP, except that the losses will be recorded through an allowance for credit losses rather than as a direct write-down of the security.

This update is effective for the Company for annual and interim periods beginning January 1, 2020. For financial assets carried at amortized cost a cumulative-effect adjustment for the changes in the allowances for credit losses will be recognized in retained earnings on the consolidated balance sheet as of January 1, 2020. The Company does not expect the update to have a significant impact on its consolidated financial statements.

Disclosure Framework — Changes to the disclosure requirements for fair value measurement

In August 2018, an accounting standard update was issued which modifies the disclosure requirements for fair value measurements. The update eliminates the requirements to disclose the amount of and reasons for transfers between Level 1 and 2 of the fair value hierarchy, the timing of transfers between levels and the Level 3 valuation process, while expanding the Level 3 disclosures to include the range and weighted average used to develop significant unobservable inputs and the changes in unrealized gains and losses on recurring fair value measurements. The changes and modifications to the Level 3 disclosures are to be applied prospectively, while all other amendments are to be applied retrospectively. The Company will adopt this update as of January 1, 2020, and does not believe that this update will have a significant impact on its consolidated financial statements.

Simplifying the accounting for income taxes

In December 2019, an accounting standard update was issued which simplifies the accounting for income taxes by removing certain exceptions to the general principles in this topic. The amendments also improve consistent application of existing guidance by clarifying certain aspects. This update is effective for the Company for annual and interim periods beginning January 1, 2021, with early adoption in any interim period permitted. Depending on the amendment, adoption may be applied on a retrospective, modified retrospective or prospective basis. The Company is currently evaluating the impact of this update on its consolidated financial statements.